GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
GOODWILL
Number of Reporting Units | item	1
Goodwill [Roll Forward]
Impairment expense		$ (74,091)
Net goodwill, Closing balance	$ 0